JPMorgan Small Cap Sustainable Leaders Fund
Schedule of Portfolio Investments as of September 30, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY.  IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Small Cap Sustainable Leaders Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.6%
Automobile Components — 2.5%
Visteon Corp. *	8	1,071
Banks — 6.8%
Amalgamated Financial Corp.	47	803
Berkshire Hills Bancorp, Inc.	31	631
Hilltop Holdings, Inc.	24	670
Synovus Financial Corp.	20	562
Zions Bancorp NA	6	207
		2,873
Biotechnology — 5.9%
Apellis Pharmaceuticals, Inc. *	14	532
Fate Therapeutics, Inc. *	17	36
Halozyme Therapeutics, Inc. *	22	835
Natera, Inc. *	12	521
Sarepta Therapeutics, Inc. *	4	554
		2,478
Building Products — 5.1%
AAON, Inc.	20	1,129
Advanced Drainage Systems, Inc.	3	365
AZEK Co., Inc. (The) *	22	647
		2,141
Capital Markets — 1.4%
Federated Hermes, Inc.	17	585
Chemicals — 1.1%
Avient Corp.	14	486
Commercial Services & Supplies — 4.9%
ABM Industries, Inc.	8	306
Interface, Inc.	30	293
MillerKnoll, Inc.	28	685
Tetra Tech, Inc.	5	788
		2,072
Consumer Staples Distribution & Retail — 1.9%
Sprouts Farmers Market, Inc. *	14	616
United Natural Foods, Inc. *	15	207
		823
Diversified Consumer Services — 0.7%
Coursera, Inc. *	15	275
Diversified REITs — 1.3%
Alexander & Baldwin, Inc.	33	547
Electric Utilities — 1.9%
Portland General Electric Co.	19	787
Electrical Equipment — 2.4%
Acuity Brands, Inc.	2	307
Bloom Energy Corp., Class A *	7	94

JPMorgan Small Cap Sustainable Leaders Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Electrical Equipment — continued
Fluence Energy, Inc. *	6	130
FuelCell Energy, Inc. *	24	30
NEXTracker, Inc., Class A *	5	223
SunPower Corp. *	36	222
		1,006
Electronic Equipment, Instruments & Components — 3.9%
Badger Meter, Inc.	6	932
Itron, Inc. *	12	722
		1,654
Food Products — 2.2%
Darling Ingredients, Inc. *	15	767
Vital Farms, Inc. *	13	158
		925
Health Care Equipment & Supplies — 2.5%
Outset Medical, Inc. *	41	450
Shockwave Medical, Inc. *	3	617
		1,067
Health Care Providers & Services — 5.8%
AMN Healthcare Services, Inc. *	5	458
Encompass Health Corp.	8	511
HealthEquity, Inc. *	10	744
Progyny, Inc. *	22	752
		2,465
Health Care Technology — 1.9%
Schrodinger, Inc. *	18	502
Veradigm, Inc. *	23	304
		806
Hotels, Restaurants & Leisure — 0.2%
Sweetgreen, Inc., Class A *	6	71
Household Durables — 3.3%
KB Home	23	1,071
Sonos, Inc. *	27	344
		1,415
Independent Power and Renewable Electricity Producers — 0.1%
Sunnova Energy International, Inc. *	4	43
Industrial REITs — 1.0%
Rexford Industrial Realty, Inc.	9	426
Insurance — 2.2%
CNO Financial Group, Inc.	38	908
Lemonade, Inc. *	2	16
		924

JPMorgan Small Cap Sustainable Leaders Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Interactive Media & Services — 2.5%
Bumble, Inc., Class A *	22	322
Yelp, Inc. *	17	719
		1,041
Life Sciences Tools & Services — 0.5%
Azenta, Inc. *	4	193
Singular Genomics Systems, Inc. *	60	23
		216
Machinery — 2.3%
AGCO Corp.	4	533
Lindsay Corp.	4	430
		963
Metals & Mining — 4.0%
Alcoa Corp.	10	305
Constellium SE *	45	818
Schnitzer Steel Industries, Inc., Class A	20	556
		1,679
Mortgage Real Estate Investment Trusts (REITs) — 1.1%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	22	462
Office REITs — 1.4%
Hudson Pacific Properties, Inc.	11	72
Kilroy Realty Corp.	10	338
Paramount Group, Inc.	43	198
		608
Oil, Gas & Consumable Fuels — 0.5%
Clean Energy Fuels Corp. *	53	202
Personal Care Products — 0.1%
Honest Co., Inc. (The) *	23	30
Professional Services — 5.1%
Huron Consulting Group, Inc. *	13	1,321
ICF International, Inc.	7	844
		2,165
Real Estate Management & Development — 0.6%
Cushman & Wakefield plc *	36	272
Semiconductors & Semiconductor Equipment — 2.2%
Power Integrations, Inc.	7	532
Wolfspeed, Inc. *	11	417
		949
Software — 3.8%
Everbridge, Inc. *	5	104
NCR Corp. *	20	536

JPMorgan Small Cap Sustainable Leaders Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Software — continued
Q2 Holdings, Inc. *	12	404
Workiva, Inc. *	6	567
		1,611
Specialized REITs — 1.3%
Rayonier, Inc.	19	539
Specialty Retail — 1.8%
Rent the Runway, Inc., Class A *	69	47
ThredUp, Inc., Class A *	62	247
Warby Parker, Inc., Class A *	34	448
		742
Textiles, Apparel & Luxury Goods — 6.8%
Allbirds, Inc., Class A *	32	36
Columbia Sportswear Co.	6	480
Deckers Outdoor Corp. *	2	1,117
Kontoor Brands, Inc.	17	743
Unifi, Inc. *	70	495
		2,871
Trading Companies & Distributors — 2.5%
WESCO International, Inc.	7	1,075
Water Utilities — 2.1%
American States Water Co.	11	888
Total Common Stocks (Cost $49,545)		41,253
	NO. OF RIGHTS (000)
Rights — 0.0% ^
Pharmaceuticals — 0.0% ^
Contra Aduro Biotech I ‡ * (Cost $108)	42	—
	SHARES (000)
Short-Term Investments — 2.4%
Investment Companies — 2.4%
JPMorgan Prime Money Market Fund Class IM Shares, 5.48% (a) (b) (Cost $1,023)	1,023	1,023
Total Investments — 100.0% (Cost $50,676)		42,276
Liabilities in Excess of Other Assets — (0.0)% ^		(8)
NET ASSETS — 100.0%		42,268

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

JPMorgan Small Cap Sustainable Leaders Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2023.

JPMorgan Small Cap Sustainable Leaders Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$41,253	$—	$—	$41,253
Rights	—	—	— (a)	— (a)

JPMorgan Small Cap Sustainable Leaders Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$1,023	$—	$—	$1,023
Total Investments in Securities	$42,276	$—	$— (a)	$42,276

(a)	Amount rounds to less than one thousand.
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2023
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2023	Shares at September 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.48% (a) (b)	$906	$7,055	$6,938	$— (c)	$— (c)	$1,023	1,023	$8	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2023.
(c)	Amount rounds to less than one thousand.